Long-Term Debt (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014	Jul. 30, 2013 item
Long-term debt
Less: current portion	$ (2,250,000)	$ (1,750,000)
Long-term debt less current portion	219,541,000	170,731,000
Accumulated amortization	500,000	200,000
Loss on early extinguishment of debt	1,116,000	1,649,000
Maturities of long-term debt
2015	2,250,000
2016	2,250,000
2017	2,250,000
2018	2,250,000
2019 and thereafter	214,875,000
Total maturities	223,875,000
Term Loan
Long-term debt
Interest rate margin (as a percent)			5.00%
Term Loan | LIBOR
Long-term debt
Interest rate floor (as a percent)			1.25%
Senior Secured Term Loan B Facility
Long-term debt
Long-term debt	221,791,000	172,481,000
Amount of term loan			225,000,000	175,000,000
Uncommitted accordion option base amount				40,000,000
Uncommitted accordion option multiplier of 1st lien net leverage				4.0
Interest rate margin (as a percent)			4.00%
Effective interest rate (as a percent)			5.00%
OID (as a percent)			0.50%
OID	2,100,000
Accumulated amortization of original issue discount	300,000
Deferred financing costs	2,800,000
Accumulated amortization	500,000
Loss on early extinguishment of debt	1,100,000
Write off of deferred costs associated with debt extinguishment	700,000
Write off of debt discount associated with debt extinguishment	400,000
Maximum period after each fiscal year for prepayment of debt	90 days
Prepayment of debt as a percentage of excess cash flow	50.00%
First prepayment of debt as a percentage of excess cash flow, if lower leverage ratio is maintained	25.00%
Second prepayment of debt as a percentage of excess cash flow, if lower leverage ratio is maintained	0.00%
Borrowing capacity			20,000,000
Deferred financing costs on new issuance expensed	$ 1,000,000
Senior Secured Term Loan B Facility | LIBOR
Long-term debt
Reference rate basis			LIBOR
Interest rate floor (as a percent)			1.00%